10-Q EQUITY - Narrative (Details) - USD ($)		3 Months Ended
	Feb. 28, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021
Class of Stock [Line Items]
Restricted shares transferred (in shares)	3,500,000
Treasury stock (in shares)		3,000,000	3,000,000
Sale of treasury stock (in shares)		1,485
Sale of treasury stock		$ 2,721
Increase in additional paid in capital		805
Decrease in treasury stock		$ 1,916
LINICO Corporation
Class of Stock [Line Items]
Percentage of voting interests acquired		90.00%	90.00%	90.00%
Aqua Metal
Class of Stock [Line Items]
Ownership percentage			10.00%	10.00%